Other Payables - Schedule of Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Payables [Abstract]
Employees and payroll accruals	$ 318	$ 254
Deferred Revenues	90	225
Accrued expenses	441	527
Other payables	$ 849	$ 1,006